Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Net decrease in cash and cash equivalents	€ 8,948	€ 19,759
Short-term investments, classified as cash equivalents	38,600
Current deposits from customers	€ 23,700